Segments - Summary of reconciliation between IFRS and underlying income, expenses and net result (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Income	€ 17,227	€ 17,125	€ 18,324
Taxation	1,070	1,652	2,116
Non-controlling interests	78	99	108
Basic earnings	2,250	3,903	4,761
Adjustment of the EU IAS 39 carve out [Member]
Disclosure of operating segments [line items]
Income	410	1,181	(148)
Taxation	176	303	(90)
Basic earnings	234	878	(58)
Results IFRS-EU [member]
Disclosure of operating segments [line items]
Income	17,637	18,306	18,176
Expenses	13,828	11,472	11,338
Taxation	1,246	1,955	2,027
Non-controlling interests	78	99	108
Basic earnings	2,485	4,781	4,703
Net Result IFRS Attribuatble to Equity Holder of Parent
Disclosure of operating segments [line items]
Income	17,227	17,125	18,324
Expenses	13,828	11,472	11,338
Taxation	1,070	1,652	2,116
Non-controlling interests	78	99	108
Basic earnings	€ 2,250	€ 3,903	€ 4,761